SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUES

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Three Month Periods Ended		For the Six Month Periods Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Campaign messaging	$907,165	$184,882	$1,243,396	$233,875
Subscription	30,708	-	42,993	-
Total Revenue	$937,873	$184,882	$1,286,389	$233,875

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Year Ended
	December 31, 2025	December 31, 2024
Campaign messaging	1,428,884	881,051
Subscription	27,000	-
	1,455,884	881,051